S000073358 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FlexShares ESG & Climate US Large Cap Core Index Fund | FlexShares ESG & Climate US Large Cap Core Index Fund
Prospectus [Line Items]
Annual Return [Percent]	14.49%	23.12%	25.53%	(19.04%)